Summary of Financial Information by Reportable Segment (Detail) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Successor [Member]	Jan. 02, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jan. 14, 2011 Successor [Member]	Mar. 31, 2014 Operating Segments [Member]	Dec. 31, 2013 Operating Segments [Member]	Dec. 31, 2013 Operating Segments [Member] Successor [Member]	Dec. 31, 2012 Operating Segments [Member] Successor [Member]	Mar. 31, 2014 Operating Segments [Member] Wireless [Member]	Dec. 31, 2013 Operating Segments [Member] Wireless [Member]	Dec. 31, 2013 Operating Segments [Member] Wireless [Member] Successor [Member]	Dec. 31, 2012 Operating Segments [Member] Wireless [Member] Successor [Member]	Mar. 31, 2014 Operating Segments [Member] Enterprise [Member]	Dec. 31, 2013 Operating Segments [Member] Enterprise [Member]	Dec. 31, 2013 Operating Segments [Member] Enterprise [Member] Successor [Member]	Dec. 31, 2012 Operating Segments [Member] Enterprise [Member] Successor [Member]	Mar. 31, 2014 Operating Segments [Member] Broadband [Member]	Dec. 31, 2013 Operating Segments [Member] Broadband [Member]	Dec. 31, 2013 Operating Segments [Member] Broadband [Member] Successor [Member]	Dec. 31, 2012 Operating Segments [Member] Broadband [Member] Successor [Member]	Mar. 31, 2014 Segment Reconciling Items [Member]	Dec. 31, 2013 Segment Reconciling Items [Member]	Dec. 31, 2013 Segment Reconciling Items [Member] Successor [Member]	Dec. 31, 2012 Segment Reconciling Items [Member] Successor [Member]
Segment Reporting Information [Line Items]
Total assets	$ 4,774,088,000	$ 4,734,055,000			$ 4,734,055,000		$ 4,793,264,000			$ 4,364,800,000	$ 4,278,300,000	$ 4,278,300,000	$ 4,406,800,000	$ 2,545,100,000	$ 2,419,800,000	$ 2,419,800,000	$ 2,460,200,000	$ 1,470,900,000	$ 1,495,100,000	$ 1,495,100,000	$ 1,490,800,000	$ 348,800,000	$ 363,400,000	$ 363,400,000	$ 455,800,000
Cash and cash equivalents	305,188,000	346,320,000	266,738,000	264,375,000	346,320,000	264,375,000	264,375,000	317,102,000	713,490,000																	305,200,000	346,300,000	346,300,000	264,400,000
Deferred income tax asset																										57,200,000	59,700,000	59,700,000	61,100,000
Deferred financing fees																										$ 46,900,000	$ 49,800,000	$ 49,800,000	$ 61,000,000